Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Purchase Price Allocation at Fair Value

A summary of the purchase price allocation at fair value is below:

Consideration paid
Cash	$321,250
Common stock	50,000

Fair value of consideration transferred	$371,250

Recognized amounts of identifiable assets acquired

Vehicles	153,000
Customer list	66,413
Loading rach license	58,857
Other identifiable intangibles	56,124
Total assets acquired	334,394

Goodwill	$36,856